Commitments and Contingencies		9 Months Ended	12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option from the date of this prospectus to purchase up to 5,250,000 additional Units at the Proposed Public Offering price less the underwriting discounts and commissions.

The underwriters will be entitled to an underwriting discount of $0.20 per unit, or $7.0 million in the aggregate (or approximately $8.1 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, $0.35 per unit, or approximately $12.3 million in the aggregate (or approximately $14.1 million in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 5. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.7 million in the aggregate, paid upon the closing of the Initial Public Offering (including the closing of over-allotment). In addition, $0.35 per unit, or approximately $13.4 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fees

The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination. In the event, either (x) the initial Business Combination is not consummated within two years of the Initial Public Offering and the proceeds of the Initial Public Offering are returned to investors, or (y) the legal counsel declined to represent the Company in the initial Business Combination due to a conflict, the legal counsel will write off such deferred amounts.

The deferred amount is an unrecognized contingent liability, as closing of a potential business combination was not considered probable as of September 30, 2021. As of September 30, 2021, there was approximately $4.5 million in deferred legal fees.

VIECO USA, Inc. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

(12)  Commitments and Contingencies

(a)    Lease Obligations

The Company has several noncancelable operating leases primarily related to the lease of its manufacturing and testing facilities. These leases generally contain renewal options for periods ranging from 3 to 10 years and require the Company to pay all executory costs, such as maintenance and insurance. Certain lease arrangements have rent-free periods or escalating payment provisions, and the Company recognizes rent expense of such arrangements on a straight-line basis.

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of September 30, 2021 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2021 (for the remaining period)	$768	$61
2022	3,046	249
2023	3,064	61
2024	3,121	—
2025	2,444	—
Thereafter	12,278	—
Total payments	$24,721	$371
Less:
Imputed interest/present value discount	(9,007)	(18)
Present value of lease liabilities	$15,714	$353

(b)    Purchase commitments

The Company has noncancelable purchase commitments as of September 30, 2021, primarily related to supply and engineering services providers. The purchase commitments as of September 30, 2021 are as follows:

	Payments Due by Periods
Commitments and obligations	Less than 1 year (remaining)	1 – 3 years	3 – 5 years	More than 5 years	Total
	(In thousands)
Purchase commitments	$14,200	$10,746	$1,012	$—	$25,958

Amounts purchased under these arrangements for the nine months ended September 30, 2021 and 2020 were $9.5 million and $6.0 million, respectively.

(c)     Litigation and Claims

From time to time, the Company is party to various lawsuits, claims and other legal proceedings that arise in the ordinary course of business. The Company determines when and how much to accrue for and disclose related to legal and other contingencies. Accordingly, the Company discloses contingencies deemed to be reasonably possible and accrues loss contingencies when, in consultation with legal advisors, it is concluded that a loss is probable and reasonably estimable. Significant judgment is required to determine both probability and the estimated amount. The Company reviews these provisions on a quarterly basis and adjust these provisions accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. The outcome of legal matters and litigation is inherently uncertain. Therefore, if one or more of these legal matters were resolved against us for amounts in excess of management’s expectations, the Company’s results of operations, and financial condition, including in a particular reporting period, could be materially adversely affected.

On June 4, 2019, the Company filed a complaint in the U.S. District Court for the Southern District of New York as OneWeb, one of the Company’s largest customers, cancelled 35 of planned 39 launches. Subsequently on March 27, 2020, OneWeb filed for Chapter 11 Bankruptcy which terminated the entire launch service agreement entered with the Company during its bankruptcy process by September 18, 2020, resulting in a release of performance rights and performance obligations. As of the date of the issuance of these condensed consolidated financial statements, the disposition remains outstanding.

For the nine months ended September 30, 2021 and 2020, there were no other material legal proceedings.

(d)    Contingencies

The Company identified certain contracts where the expected costs to fulfill the contract will be in excess of the estimated transaction price. On October 1, 2017, the Company entered into a launch service agreement with a customer to provide a dedicated primary launch service which would deliver 150 kg of the customer’s payload. Per the terms of the agreement, the dedicated primary launch shall have a firm fixed price of $4.9 million. The Company amended the contract from a dedicated primary launch to secondary rideshare launches, with the $4.9 million firm fixed price allocated across the three launches based on the relative anticipated payload kilogram weight. During the nine months ended September 30, 2021, the Company determined that it was probable that the costs to provide the services as stipulated by the amended launch services agreement would exceed the allocated firm fixed price of each launch. As such, the Company recorded a provision for contract loss for these three secondary rideshare launches. During the nine months ended September 30, 2021, one of the three launches occurred. The provision for contract losses outstanding as of September 30, 2021 related to the remaining two launches is $8.4 million, recorded net of inventory in the condensed consolidated balance sheets.

Additionally, the Company identified launch service agreements with three other customers related to secondary rideshare launches where it was probable that the costs to provide the services would exceed the allocated firm fixed price of each launch. The Company recorded a provision for contract losses of $2.9 million, with $2.8 million recorded net of inventory and $0.1 million recorded net of contract costs in the condensed consolidated balance sheets, related to these secondary rideshare launches during the nine months ended September 30, 2021.

Consistent with the accounting of its firm fixed price contracts, the Company continually reviews cost performance and estimates-to-complete at least quarterly and in many cases more frequently. Adjustments to original estimates for a contract’s revenue, estimated costs at completion and estimated profit or loss are often required as work progresses under a contract, as experience is gained and as more information is obtained, even though the scope of work required under the contract may not change, or if contract modifications occur. The impact of revisions in estimate of completion for all types of contracts are recognized on a cumulative catch-up basis in the period in which the revisions are made.

(12)  Commitments and Contingencies

(a)    Lease Obligations

The Company has several noncancelable operating leases primarily related to the lease of its manufacturing and testing facilities. These leases generally contain renewal options for periods ranging from 3 to 10 years and require the Company to pay all executory costs, such as maintenance and insurance. Certain lease arrangements have rent-free periods or escalating payment provisions, and the Company recognizes rent expense of such arrangements on a straight-line basis.

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2020 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
Year ending December 31:
2021	$2,600	$266
2022	2,595	249
2023	2,604	61
2024	2,651
2025	2,167
Thereafter	12,279
Total Payments	$24,896	$576
Less:
Imputed interest/present value discount	(10,102)	(37)
Present value of liabilities	$14,794	$539

(b)    Purchase commitments

The Company has noncancelable purchase commitments as of December 31, 2020, primarily related to supply and engineering services providers. The purchase commitments as of December 31, 2020 are as follows:

	Payments Due by Periods
Commitments and obligations	Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years	Total
	(In thousands)
Purchase commitments	$3,514	$4,456	$772	$9	$8,751

Amounts purchased under these arrangements for the years ended December 31, 2020, and December 31, 2019, were $5.7 million and $8.9 million, respectively.

(c)     Litigation and Other Contingencies

From time to time, the Company is party to various lawsuits, claims and other legal proceedings that arise in the ordinary course of business. The Company determines when and how much to accrue for and disclose related to legal and other contingencies. Accordingly, the Company discloses contingencies deemed to be reasonably possible and accrues loss contingencies when, in consultation with legal advisors, it is concluded that a loss is probable and reasonably estimable. Significant judgment is required to determine both probability and the estimated amount. The Company reviews these provisions on a quarterly basis and adjust these provisions accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. The outcome of legal matters and litigation is inherently uncertain. Therefore, if one or more of these legal matters were resolved against us for amounts in excess of management’s expectations, the Company’s results of operations, and financial condition, including in a particular reporting period, could be materially adversely affected.

On June 4, 2019, the Company filed a complaint in the U.S. District Court for the Southern District of New York as OneWeb, one of the Company’s largest customers, cancelled 35 of planned 39 launches. Subsequently on March 27, 2020, OneWeb filed for Chapter 11 Bankruptcy which terminated the entire

LSA during its bankruptcy process by September 18, 2020, resulting in a release of performance rights and performance obligations. As of the date of the issuance of these consolidated financial statements, the disposition remains outstanding.

For the years ended December 31, 2020 and 2019, there were no other material legal proceedings.